Document and Entity Information	Feb. 28, 2025
Prospectus:
Entity Central Index Key	0001415726
Document Type	497
Prospectus Date	Feb. 28, 2025
Document Effective Date	Apr. 01, 2025
Document Creation Date	Apr. 01, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Innovator International Developed 10 Buffer ETF - Quarterly | Innovator International Developed 10 Buffer ETF - Quarterly
Prospectus:
Trading Symbol	IBUF